Income taxes - Loss before income taxes (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Income taxes
Loss before tax	$ (10,220)	₨ (770,390)	₨ (1,145,758)	₨ (3,995,089)
Domestic
Income taxes
Loss before tax		(316,792)	1,448,942	(1,481,129)
Foreign operations
Income taxes
Loss before tax		₨ (453,598)	₨ (2,594,700)	₨ (2,513,960)